Non-current assets and liabilities held for sale and discontinued operations - Cash flows of discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities
Loss before income taxes	$ 6,816	$ 7,829	$ 7,984
Cash flow from financing activities
Net cash used in discontinued operations	(46)	(252)	(118)
Discontinued operations
Cash flow from operating activities
Loss before income taxes	(132)	(915)	(1,857)
Adjustments:
Equity results in associates and joint ventures		2	(3)
Depreciation, amortization and depletion		1	347
Impairment of non-current assets	124	885	1,738
Others	5		(20)
Increase (decrease) in assets and liabilities	(34)	114	(25)
Net cash provided by (used in) operating activities	(37)	87	180
Cash flow from investing activities
Additions to property, plant and equipment	(9)	(305)	(292)
Others			11
Net cash used in investing activities	(9)	(305)	(281)
Cash flow from financing activities
Repayments		(34)	(17)
Net cash used in financing activities		(34)	(17)
Net cash used in discontinued operations	(46)	(252)	(118)
Fertilizers | Discontinued operations
Cash flow from operating activities
Loss before income taxes	(132)	(915)	(1,857)
Adjustments:
Impairment of non-current assets	$ 124	$ 885	$ 1,738